Schedule of financial liabilities carrying amounts (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Trade payables	$ 9,152,649	$ 595,849
Streeterville promissory notes	10,181,177
Advaitha note purchase agreement	10,521,600
Convertible notes	8,621
Bank and other borrowings	4,882,027
Other financial liabilities	17,356,799	200,358
Lease liabilities	375,502	$ 56,051
Financial liabilities	52,478,375
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	9,152,649
Streeterville promissory notes	10,181,177
Advaitha note purchase agreement	10,521,600
Convertible notes	8,621
Bank and other borrowings	4,882,027
Other financial liabilities	12,507,954
Lease liabilities	104,714
Financial liabilities	47,358,742
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Streeterville promissory notes
Advaitha note purchase agreement
Convertible notes
Bank and other borrowings
Other financial liabilities	4,848,845
Lease liabilities	270,788
Financial liabilities	$ 5,119,633